Offerings	Aug. 05, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

(4)	Representing rights to purchase debt securities, common stock or preferred stock.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

(4)	Representing rights to purchase debt securities, common stock or preferred stock.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Offering Note
(1)
The securities registered under this registration statement may be sold separately, together or as units consisting of two or more constituent securities registered hereunder with the other securities registered hereunder. Separate consideration may or may not be received for any securities issued upon the conversion, redemption, exchange, exercise or settlement of any securities registered hereunder.

(2)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrants are deferring payment of all registration fees. In connection with the securities offered hereby, the registrants will pay
“pay-as-you-go
registration fees” in accordance with Rule 456(b). The registrants will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment. Pursuant to Rule 457(n) under the Securities Act, no additional filing fee is payable in respect of the guarantees registered hereunder. The guarantees will not trade separately from the debt securities of which they are guarantees.

(3)
An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.